Reconciliation of net cash flow to movement in net debt - Summary of Analysis of Changes in Net Debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	£ (2,735)	£ (3,654)
Exchange	49	137
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(1,663)	(1,864)
Cash flow	2,467	2,646
Ending balance	(1,882)	(2,735)
Debt due after one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(15,205)	(17,035)
Exchange	132	511
Other	(137)	(447)
Interest expense	(15)	(19)
Change in fair value	0	0
Reclassifications	1,663	1,864
Cash flow	(1,075)	(79)
Ending balance	(14,637)	(15,205)
Net debt
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(15,040)	(17,197)
Exchange	127	545
Other	(137)	(396)
Interest expense	(15)	(19)
Change in fair value	0	0
Reclassifications	0	0
Cash flow	1,970	2,027
Ending balance	(13,095)	(15,040)
Commercial paper | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(815)	(1,191)
Exchange	4	56
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	811	320
Ending balance	0	(815)
European/US MTN & Bank facilities | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(1,651)	(2,146)
Exchange	51	48
Other	(20)	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(1,414)	(1,669)
Cash flow	1,615	2,116
Ending balance	(1,419)	(1,651)
European/US MTN & Bank facilities | Debt due after one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(14,154)	(16,194)
Exchange	127	469
Other	0	0
Interest expense	(15)	(19)
Change in fair value	0	0
Reclassifications	1,414	1,669
Cash flow	(1,075)	(79)
Ending balance	(13,703)	(14,154)
Lease liabilities | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(156)	(167)
Exchange	5	12
Other	6	(3)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(249)	(195)
Cash flow	226	197
Ending balance	(168)	(156)
Lease liabilities | Debt due after one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(1,051)	(841)
Exchange	5	42
Other	(137)	(447)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	249	195
Cash flow	0	0
Ending balance	(934)	(1,051)
Other | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(113)	(150)
Exchange	(11)	21
Other	14	3
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	(185)	13
Ending balance	(295)	(113)
Liquid investments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	42	67
Exchange	0	(4)
Other	0	51
Interest expense	0
Change in fair value	0
Reclassifications	0
Cash flow	(21)	(72)
Ending balance	21	42
Liquid investments, cash and cash equivalents and overdrafts
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	2,858	3,425
Exchange	(54)	(99)
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	599	(468)
Ending balance	3,403	2,858
Cash and cash equivalents
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	2,936	3,723
Exchange	(54)	(105)
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	988	(682)
Ending balance	3,870	2,936
Overdrafts
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(78)	(298)
Exchange	0	6
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	(389)	214
Ending balance	(467)	(78)
Derivative financial instruments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(18,086)	(20,888)
Exchange	181	649
Other	(167)	(476)
Interest expense	(617)	(712)
Change in fair value	31	343
Reclassifications	0	0
Cash flow	1,895	2,998
Ending balance	(16,763)	(18,086)
Derivative financial instruments | Interest payable
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(162)	(207)
Exchange	0	1
Other	(30)	(29)
Interest expense	(602)	(693)
Change in fair value	0	0
Reclassifications	0	0
Cash flow	632	766
Ending balance	(162)	(162)
Derivative financial instruments | Derivative financial instruments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	16	8
Exchange	0	0
Other	0	0
Interest expense	0	0
Change in fair value	31	343
Reclassifications	0	0
Cash flow	(129)	(335)
Ending balance	£ (82)	£ 16